CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB9,875, RMB7,854 and RMB4,830 (US$694) as of December 31, 2017, 2018 and 2019, respectively)	$ 988	¥ 6,879	¥ 9,779	¥ 11,855
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to 500.com Limited of nil, nil and RMB13,698 (US$1,968) as of December 31, 2017, 2018 and 2019, respectively)	2,395	16,672
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB51,658, RMB54,200 and RMB36,087 (US$5,183) as of December 31, 2017, 2018 and 2019, respectively)	7,381	51,398	88,149	146,233
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB615, RMB1,313 and RMB1,525 (US$219) as of December 31, 2017, 2018 and 2019, respectively)	318	2,213	1,766	2,223
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB27,673, RMB4,196 and RMB 2,965 (US$426) as of December 31, 2017, 2018 and 2019, respectively)	426	2,965	4,196	27,785
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to 500.com Limited of nil, nil and RMB 31,675 (US$4,550) as of December 31, 2017, 2018 and 2019, respectively)	4,550	31,675
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of nil, nil and nil as of December 31, 2017, 2018 and 2019, respectively)	$ 8	¥ 59	7,744	6,754
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
VIE [Member]
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB9,875, RMB7,854 and RMB4,830 (US$694) as of December 31, 2017, 2018 and 2019, respectively)	$ 694	¥ 4,830	7,854	9,875
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to 500.com Limited of nil, nil and RMB13,698 (US$1,968) as of December 31, 2017, 2018 and 2019, respectively)	1,968	13,698	0	0
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB51,658, RMB54,200 and RMB36,087 (US$5,183) as of December 31, 2017, 2018 and 2019, respectively)	5,183	36,087	54,200	51,658
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB615, RMB1,313 and RMB1,525 (US$219) as of December 31, 2017, 2018 and 2019, respectively)	219	1,525	1,313	615
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB27,673, RMB4,196 and RMB 2,965 (US$426) as of December 31, 2017, 2018 and 2019, respectively)	426	2,965	4,196	27,673
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to 500.com Limited of nil, nil and RMB 31,675 (US$4,550) as of December 31, 2017, 2018 and 2019, respectively)	4,550	31,675	0	0
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of nil, nil and nil as of December 31, 2017, 2018 and 2019, respectively)	$ 0	¥ 0	¥ 0	¥ 0
Class A Ordinary shares [Member]
Ordinary shares, par value | $ / shares	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000	700,000,000
Ordinary shares, shares issued	420,001,792	420,001,792	350,804,532	333,787,552
Ordinary shares, shares outstanding	420,001,792	420,001,792	350,804,532	333,787,552
Class B Ordinary shares [Member]
Ordinary shares, par value | $ / shares	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	10,000,099	10,000,099	74,400,299	74,400,299
Ordinary shares, shares outstanding	10,000,099	10,000,099	74,400,299	74,400,299